Income taxes - Tabular disclosures - (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income taxes
Total Income tax	€ (461)	€ (580)
Current tax	(436)	(555)
Deferred tax	€ (25)	€ (25)